Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net fee And Commission Income [Line Items]
Underwriting fees	$ 786	$ 568	$ 579
M&A and corporate finance fees	1,049	840	804
Brokerage fees	4,586	3,542	3,484
Investment fund fees	5,767	4,837	4,942
Portfolio management and related services	12,323	10,673	9,059
Other	4,217	3,306	1,920
Total fee and commission income	28,730	23,766	20,789
Total fee and commission expense	2,592	2,195	1,823
Net fee and commission income	26,138	21,570	18,966
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	16,341	13,950	12,990
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	2,996	2,417	1,654
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,737	3,376	2,840
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	5,235	3,979	3,296
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(7)	85	10
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	428	128	0
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	18,208	15,911	14,229
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	10,371	7,761	6,492
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 150	$ 94	$ 68